Filed Pursuant to Rule 497

Registration No. 333-212323

CION ARES DIVERSIFIED CREDIT FUND

Supplement dated October 31, 2019

to

Prospectus and Statement of Additional Information relating to Class U shares dated August 30, 2019

The Board of Trustees of the Fund has approved a change to the Fund’s fiscal year end. Effective November 1, 2019, the Fund’s fiscal year end and tax year end is changed from October 31 to December 31.

Please retain this Supplement with your Prospectus and Statement of Additional Information.